EMPLOYEE BENEFIT PLANS - Assumptions, Estimated Future Benefit Payments (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefit Obligation Discount Rate	3.50%	4.25%
Net Periodic Benefit Cost Discount Rate	4.25%	5.25%
Benefit Obligation And Net Periodic Benefit Cost Rate Of Compensation Increase	6.00%	6.00%
Net Periodic Benefit Cost Expected Long Term Return On Assets	6.75%	6.75%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2013	$ 193
2014	203
2015	202
2016	200
2017	197
Years 2018-2022	936
Parent [Member]
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefit Payments Under Non Participating Annuity Contracts	$ 12	$ 13	$ 14